LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of maturities of lease liabilities in accordance with leases

As of
December 31, 2021
RMB
2022	30,429
2023	26,071
2024	4,536
2025	3,096
Total lease payment	64,132

As of
December 31, 2022
RMB
2023	36,025
2024	7,145
2025	3,282
Total lease payment	46,452
Less: imputed interest	(1,338)
Present value of minimum operating lease payments	45,114
Less: Current operating lease liabilities	(34,975)
Long-term operating lease liabilities	10,139